Leases - Summary of Lease Payment Payable under Operating Lease Contracts Recognised as Expenses (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Lease Payment Payable Operating Lease Contracts Recognised as Expenses [Line Items]
Total lease payment recognized as expense	¥ 158